LEASES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES:
Operating lease cost	$ 175,181	$ 144,372
Amortization of right-of use assets		8,380
Interest on lease liabilities		8,707
Short-term lease cost	48,068	40,145
Variable lease cost	401,450	318,713
Lease, Cost	$ 624,699	$ 520,317